Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	¥ 2,465	¥ 2,089
Promotion and advertising expenses	948	753
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operation expenses recharged by Tencent Group	510	345
Promotion and advertising expenses	134	91
Tencent Group [Member] | Online Music Services
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	129	251
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	68	18
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	72	15
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	106	64
Other costs to the Company's associates and associates of Tencent Group	¥ 15	¥ 16